Quantitative Information About Level Three Fair Value Measurements (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014
Available For Sale And Trading Securities | Residential mortgage-backed securities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value		¥ 195	¥ 298
Principal valuation technique		Discounted cash flow Price-based	Discounted cash flow Price-based
Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Weighted Average
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate	[1]	7.00%	7.00%
Discount margin	[1]	0.63%	0.92%
Default rate	[1]	0.00%	0.00%
Recovery rate	[1]	100.00%	96.00%
Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate		2.00%	1.00%
Discount margin		0.11%	0.08%
Default rate		0.00%	0.00%
Recovery rate		100.00%	70.00%
Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate		18.00%	24.00%
Discount margin		4.90%	20.02%
Default rate		1.00%	4.00%
Recovery rate		100.00%	100.00%
Available For Sale And Trading Securities | Commercial mortgage-backed securities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value		¥ 173	¥ 252
Principal valuation technique		Discounted cash flow Price-based	Discounted cash flow Price-based
Available For Sale And Trading Securities | Commercial mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Weighted Average
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin	[1]	0.95%	1.91%
Available For Sale And Trading Securities | Commercial mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin		0.10%	0.17%
Available For Sale And Trading Securities | Commercial mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin		29.22%	34.41%
Available For Sale And Trading Securities | Corporate bonds and other debt securities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value		¥ 879	¥ 724
Principal valuation technique		Discounted cash flow Price-based	Discounted cash flow Price-based
Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Weighted Average
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate	[1],[2]	21.00%	36.00%
Discount margin	[1],[2]	1.12%	1.00%
Default rate	[1],[2]	2.00%	1.00%
Recovery rate	[1],[2]	69.00%	70.00%
Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate	[2]	0.00%	0.00%
Discount margin	[2]	0.09%	0.12%
Default rate	[2]	0.00%	0.00%
Recovery rate	[2]	60.00%	15.00%
Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate	[2]	25.00%	42.00%
Discount margin	[2]	12.20%	17.25%
Default rate	[2]	5.00%	9.00%
Recovery rate	[2]	71.00%	75.00%
Available For Sale And Trading Securities | Japanese corporate bonds and foreign corporate bonds | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Weighted Average
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin	[1],[3]	1.06%	0.81%
Available For Sale And Trading Securities | Japanese corporate bonds and foreign corporate bonds | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin	[3]	(0.96%)	(1.22%)
Available For Sale And Trading Securities | Japanese corporate bonds and foreign corporate bonds | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin	[3]	43.42%	13.03%
Derivative contracts | Interest rate contracts
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value		¥ 18	¥ 17
Principal valuation technique	[4]	Internal valuation model	Internal valuation model
Derivative contracts | Interest rate contracts | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
IR - IR correlation		20.00%	23.00%
Default rate	[5]	0.00%	0.00%
Derivative contracts | Interest rate contracts | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
IR - IR correlation		100.00%	100.00%
Default rate	[5]	63.00%	63.00%
Derivative contracts | Foreign exchange contracts
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value		¥ 8	¥ 11
Principal valuation technique	[4]	Internal valuation model	Internal valuation model
Derivative contracts | Foreign exchange contracts | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
FX - IR correlation		9.00%	28.00%
FX - FX correlation		52.00%	55.00%
FX volatility		11.00%	14.00%
Default rate	[5]	0.00%	0.00%
Derivative contracts | Foreign exchange contracts | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
FX - IR correlation		52.00%	52.00%
FX - FX correlation		52.00%	55.00%
FX volatility		23.00%	25.00%
Default rate	[5]	63.00%	63.00%
Derivative contracts | Equity-related contracts
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value		¥ (14)	¥ 1
Principal valuation technique	[4]	Internal valuation model	Internal valuation model
Derivative contracts | Equity-related contracts | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Equity - IR correlation		50.00%	0.00%
Equity - FX correlation		55.00%	0.00%
Equity volatility		17.00%	18.00%
Derivative contracts | Equity-related contracts | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Equity - IR correlation		50.00%	60.00%
Equity - FX correlation		55.00%	70.00%
Equity volatility		33.00%	35.00%
Derivative contracts | Credit-related contracts
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value		¥ (1)	¥ 17	[6]
Principal valuation technique	[4]	Internal valuation model	Internal valuation model	[6]
Derivative contracts | Credit-related contracts | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Default rate		0.00%	0.00%
Credit correlation		11.00%	1.00%
Derivative contracts | Credit-related contracts | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Default rate		50.00%	47.00%
Credit correlation		100.00%	100.00%
Long-term debt
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value		¥ 587	¥ 501
Principal valuation technique	[4]	Internal valuation model	Internal valuation model
Long-term debt | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
IR - IR correlation		20.00%	23.00%
FX - IR correlation		9.00%	28.00%
FX - FX correlation		52.00%	55.00%
Equity - IR correlation		50.00%	0.00%
Equity - FX correlation		55.00%	0.00%
Equity volatility		16.00%	13.00%
Default rate		0.00%	0.00%
Credit correlation		16.00%	19.00%
Long-term debt | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
IR - IR correlation		100.00%	100.00%
FX - IR correlation		52.00%	52.00%
FX - FX correlation		52.00%	55.00%
Equity - IR correlation		50.00%	60.00%
Equity - FX correlation		55.00%	70.00%
Equity volatility		34.00%	37.00%
Default rate		15.00%	5.00%
Credit correlation		100.00%	100.00%

[1]	Weighted averages are calculated by weighting each input by the relative fair value of the respective financial instruments.
[2]	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
[3]	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
[4]	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
[5]	This input represents the counterparty default rate derived from the MHFG Group's own internal credit analyses.
[6]	The majority of the fair value of credit derivatives in Level 3 relates to credit derivatives economically hedging the credit risk in certain securitization products. The unobservable inputs of these credit derivatives have already been included in the unobservable inputs related to Trading securities and Available-for-sale securities disclosed above.